CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY / (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Treasury Shares, at cost	Accumulated Other Comprehensive Loss	Accumulated Deficit	Non-controlling Interests	Forward Contracts	Total
Balance at Dec. 31, 2017	$ 11	$ 238,851	$ (23,907)	$ (199)	$ (159,286)			$ 55,470
Balance (in shares) at Dec. 31, 2017	135,664,877
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	453,652
Exercise of share options		13						13
Exercise of share options (in shares)	52,000
Share-based compensation		405						405
Repurchase of ordinary shares			(3,354)					(3,354)
Repurchase of ordinary shares (in shares)	(2,704,988)
Non-controlling interests resulting from acquisition of Ezbuy						$ (4)		(4)
Net (loss) / income					(59,601)	(1)		(59,602)
Foreign currency translation adjustment, net of nil income taxes				(733)				(733)
Balance at Dec. 31, 2018	$ 11	239,269	(27,261)	(932)	(218,887)	(5)		(7,805)
Balance (in shares) at Dec. 31, 2018	134,456,369
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	1,813,304
Issuance of ordinary shares upon conversion of convertible promissory notes	$ 3	21,559						21,562
Issuance of ordinary shares upon conversion of convertible promissory notes (in shares)	51,337,958
Forward contracts							$ 15,769	15,769
Exercise of share options (in shares)	93,000
Share-based compensation		2,060						2,060
Repurchase of ordinary shares			(251)					(251)
Repurchase of ordinary shares (in shares)	(485,980)
Net (loss) / income					999	59		1,058
Foreign currency translation adjustment, net of nil income taxes				(512)				(512)
Balance at Dec. 31, 2019	$ 14	262,888	(27,512)	(1,444)	(217,888)	54	15,769	31,881
Balance (in shares) at Dec. 31, 2019	187,214,651
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	4,202,000
Issuance of ordinary shares upon conversion of convertible promissory notes	$ 3	15,766						15,769
Issuance of ordinary shares upon conversion of convertible promissory notes (in shares)	37,545,158
Forward contracts							$ (15,769)	(15,769)
Share-based compensation		3,606						3,606
Repurchase of ordinary shares			(2,695)					(2,695)
Repurchase of ordinary shares (in shares)	(4,923,198)
Net (loss) / income					13,317	29		13,346
Foreign currency translation adjustment, net of nil income taxes				3,239				3,239
Balance at Dec. 31, 2020	$ 17	$ 282,260	$ (30,207)	$ 1,795	$ (204,571)	$ 83		$ 49,377
Balance (in shares) at Dec. 31, 2020	224,038,611